Income Taxes (Details) $ in Millions	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Income Taxes [Line Items]
Applicable income tax rate	$ 256,118	$ 2,000,000
Income tax rate	16.50%	16.50%
Tax rate	16.50%	16.50%
Statutory tax rates	16.50%	16.50%
Net operating loss carryforwards	$ 1,845,410		$ 1,300,259
Investigation by tax authority	10 years	10 years
Hong Kong [Member]
Income Taxes [Line Items]
Applicable income tax rate	$ 256,118	$ 2,000,000
Assessable profits rate	8.25%	8.25%
Income tax expense (benefit) tax rate, percentage	16.50%	16.50%
Net operating loss carryforwards	$ 304,493		$ 214,543
Investigation by tax authority	6 years	6 years
Deferred Tax Assets [Member]
Income Taxes [Line Items]
Statutory tax rates	100.00%	100.00%